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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: _____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Castle Creek Arbitrage, LLC
Address: 111 West Jackson Blvd, 20th Floor
         Chicago, IL 60604

Form 13F File Number: 28-11853

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Shimanek
Title: Compliance Officer
Phone: 312 692 5011

Signature, Place, and Date of Signing:


     /s/ William J. Shimanek                Chicago, Illinois      May 14, 2007
----------------------------------------    -----------------      ------------
           [Signature]                         [City, State]          [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-____________________   _________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: 543,583
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number       Name

     ______   28-_____________________   _______________________________________

     [Repeat as necessary.]

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
COLUMN 1                      COLUMN 2        COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                         VOTING AUTHORITY
                                                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER    -----------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP (X$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL CMNTY  BOND           00828UAB9    3,912   3,250,000 PRN      SOLE                 3,250,000
AMERICAN AXLE & MFG HLDGS IN  COM            024061953      684         250     PUT  SOLE                       N/A
AMERICAN FINL RLTY TR         BOND           02607PAB3    6,730   7,000,000 PRN      SOLE                 7,000,000
AMYLIN PHARMACEUTICALS INC    COM            032346108      215       5,750 SH       SOLE                     5,750
AON CORP                      BOND           037389AT0    4,429   2,500,000 PRN      SOLE                 2,500,000
ATHEROGENICS INC              BOND           047439AB0    4,036   5,000,000 PRN      SOLE                 5,000,000
ATHEROGENICS INC              BOND           047439AD6    4,577   9,250,000 PRN      SOLE                 9,250,000
ATHEROGENICS INC              COM            047439954      685       2,438     PUT  SOLE                       N/A
BAKER HUGHES INC              COM            057224107      248       3,750 SH       SOLE                     3,750
BAKER HUGHES INC              COM            057224957    1,647         249     PUT  SOLE                       N/A
BLACKROCK INC                 BOND           09247XAB7   15,918  10,000,000 PRN      SOLE                10,000,000
CBRL GROUP INC                BOND           12489VAB2    8,969  17,500,000 PRN      SOLE                17,500,000
CSX CORP                      BOND           126408GA5   15,702  11,000,000 PRN      SOLE                11,000,000
CV THERAPEUTICS INC           BOND           126667AD6    1,909   2,250,000 PRN      SOLE                 2,250,000
CARNIVAL CORP                 BOND           143658AN2   14,211  11,531,000 PRN      SOLE                11,531,000
CARNIVAL CORP                 BOND           143658AS1    6,959   8,804,000 PRN      SOLE                 8,804,000
CENTURYTEL INC                BOND           156700AH9    5,818   5,000,000 PRN      SOLE                 5,000,000
CHIPPAC INC                   BOND           169657AD5    9,771   7,500,000 PRN      SOLE                 7,500,000
CIENA CORP                    BOND           171779AA9    4,035   4,100,000 PRN      SOLE                 4,100,000
COMPASS BANCSHARES INC        COM            20449H959      688         100     PUT  SOLE                       N/A
COMPUTER ASSOC INTL INC       BOND           204912AQ2    3,365   2,500,000 PRN      SOLE                 2,500,000
COOPER COS INC                BOND           216648AG0   11,850  10,000,000 PRN      SOLE                10,000,000
COVAD COMMUNICATIONS GROUP I  BOND           222814AR6    2,990   3,250,000 PRN      SOLE                 3,250,000
COVENTRY HEALTH CARE INC      COM            222862104      846      15,100 SH       SOLE                    15,100
DST SYS INC DEL               BOND           233326AD9   28,393  17,957,000 PRN      SOLE                17,957,000
DICKS SPORTING GOODS INC      BOND           253393AB8    5,220   5,000,000 PRN      SOLE                 5,000,000
EMCORE CORP                   BOND           290846AC8   10,569  10,500,000 PRN      SOLE                10,500,000
EXPEDIA INC DEL               WARRANT        30212P121    6,882     296,900 SH       SOLE                   296,900
FEI CO                        BOND           30241LAD1   10,231   7,500,000 PRN      SOLE                 7,500,000
FORD MTR CO DEL               BOND           345370CF5   19,905  18,000,000 PRN      SOLE                18,000,000
FORD MTR CO DEL               COM            345370950      395         500     PUT  SOLE                       N/A
FOUNDATION COAL HLDS INC      COM            35039W900    1,717         500     CALL SOLE                       N/A
FREEDOM ACQUISITION HLDGS IN  COM            35645F202      455      42,000 SH       SOLE                    42,000
GATEWAY INC                   BOND           367626AD0    1,234   1,500,000 PRN      SOLE                 1,500,000
GLOBAL CROSSING LTD           BOND           37932JAA1   22,374  16,500,000 PRN      SOLE                16,500,000
GRAFTECH INTL LTD             BOND           384313AB8    1,326   1,500,000 PRN      SOLE                 1,500,000
GREY GLOBAL GROUP INC         BOND           39787MAB4    5,672   4,000,000 PRN      SOLE                 4,000,000
IMCLONE SYS INC               BOND           45245WAF6    2,790   3,000,000 PRN      SOLE                 3,000,000
IMCLONE SYS INC               COM            45245W109    1,164      28,550 SH       SOLE                    28,550
IMCLONE SYS INC               COM            45245W959    2,854         700     PUT  SOLE                       N/A
INCYTE CORP                   BOND           45337CAF9    8,990  10,000,000 PRN      SOLE                10,000,000
INTERPUBLIC GROUP COS INC     BOND           460690AT7    2,970   2,500,000 PRN      SOLE                 2,500,000
INTERSIL CORP                 COM            46069S109       50       1,900 SH       SOLE                     1,900
INTERSIL CORP LLC             COM            46069S909      225          85     CALL SOLE                       N/A
INTERSIL CORP                 COM            46069S959      400         220     PUT  SOLE                       N/A
INVITROGEN CORP               BOND           46185RAK6    3,138   3,500,000 PRN      SOLE                 3,500,000
ISIS PHARMACEUTICALS INC      BOND           464337AC8      504     500,000 PRN      SOLE                   500,000
JAKKS PAC INC                 BOND           47012EAB2    2,722   2,000,000 PRN      SOLE                 2,000,000
JANUS CAP GROUP INC           COM            47102X105      535      25,600 SH       SOLE                    25,600
JETBLUE AWYS CORP             BOND           477143AC5    9,995  10,000,000 PRN      SOLE                10,000,000
K V PHARMACEUTICAL CO         BOND           482740AC1    5,703   5,000,000 PRN      SOLE                 5,000,000
LABORATORY CORP AMER HLDGS    BOND           50540RAG7   24,294  24,788,000 PRN      SOLE                24,788,000
LOWES COS INC                 BOND           548661CG0   71,629  65,309,000 PRN      SOLE                65,309,000
MEDIA & ENTMT HOLDINGS INC    COM            58439W207      602     150,000 SH       SOLE                   150,000

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
COLUMN 1                      COLUMN 2        COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                         VOTING AUTHORITY
                                                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER    -----------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP (X$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                 BOND           584699AG7    3,077   2,500,000 PRN      SOLE                 2,500,000
MEDICIS PHARMACEUTICAL CORP   BOND           58470KAA2    8,466   7,500,000 PRN      SOLE                 7,500,000
MERIX CORP                    COM            590049952      434         528     PUT  SOLE                       N/A
MERIX CORP                    BOND           590049AB8    2,734   3,000,000 PRN      SOLE                 3,000,000
MICROCHIP TECHNOLOGY INC      COM            595017954    2,487         700     PUT  SOLE                       N/A
MOTOROLA INC                  COM            620076959    1,060         600     PUT  SOLE                       N/A
NASH FINCH CO                 BOND           631158AD4    6,705  15,000,000 PRN      SOLE                15,000,000
NORTHWESTERN CORP             WARRANT        668074115    2,135      55,277 SH       SOLE                    55,277
PSS WORLD MED INC             BOND           69366AAB6      648     500,000 PRN      SOLE                   500,000
POWERWAVE TECHNOLOGIES INC    COM            739363109       58      10,200 SH       SOLE                    10,200
PRIDE INTL INC DEL            COM            74153Q102      587      19,500 SH       SOLE                    19,500
REALNETWORKS INC              BOND           75605LAB0    2,570   2,500,000 PRN      SOLE                 2,500,000
REVLON INC                    COM            761525500       11      10,000 SH       SOLE                    10,000
SVB FINL GROUP                COM            78486Q901      850         175     CALL SOLE                       N/A
SAKS INC                      BOND           79377WAL2   10,640   5,950,000 PRN      SOLE                 5,950,000
SARA LEE CORP                 COM            803111953      406         240     PUT  SOLE                       N/A
SCHLUMBERGER LTD              BOND           806857AD0   44,072  25,000,000 PRN      SOLE                25,000,000
SELECTIVE INS GROUP INC       BOND           816300AB3   18,915  28,500,000 PRN      SOLE                28,500,000
SILICON VY BANCSHARES         BOND           827064AC0   17,493  12,000,000 PRN      SOLE                12,000,000
SONY CORP                     COM            835699957    5,049       1,000     PUT  SOLE                       N/A
SUPERVALU INC                 BOND           868536AP8    2,879   7,500,000 PRN      SOLE                 7,500,000
TJX COS INC NEW               BOND           872540AL3    5,445   6,054,000 PRN      SOLE                 6,054,000
THORATEC CORP                 BOND           885175AB5    2,553   3,500,000 PRN      SOLE                 3,500,000
TRANSOCEAN SEDCO FOREX INC    BOND           893830AD1    5,057   4,300,000 PRN      SOLE                 4,300,000
UNITED RENTALS NORTH AMER IN  BOND           911365AH7    1,512   1,120,000 PRN      SOLE                 1,120,000
UTSTARCOM INC                 BOND           918076AB6    4,973   5,000,000 PRN      SOLE                 5,000,000
VERIZON COMMUNICATIONS        COM            92343V954      758         200     PUT  SOLE                       N/A
WMS INDS INC                  BOND           929297AE9    3,063   1,500,000 PRN      SOLE                 1,500,000
WABASH NATL CORP              BOND           929566AD9    1,004   1,000,000 PRN      SOLE                 1,000,000
WHIRLPOOL CORP                COM            963320106      391       4,600 SH       SOLE                     4,600
WILD OATS MARKETS INC         COM            96808B107      317      17,400 SH       SOLE                    17,400
WILD OATS MARKETS INC         COM            96808B907      905         497     CALL SOLE                       N/A
NOBLE CORPORATION             COM            G65422100      118       1,500 SH       SOLE                     1,500
NOBLE CORPORATION             COM            G65422950    1,109         141     PUT  SOLE                       N/A
WEATHERFORD INTERNATIONAL LTD COM            G95089101      160       3,540 SH       SOLE                     3,540
WEATHERFORD INTERNATIONAL LTD COM            G95089951    1,263         280     PUT  SOLE                       N/A
FLEXTRONICS INTL LTD          COM            Y2573F952      547         500     PUT  SOLE                       N/A